Selected Statements of Operations Data	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SELECTED STATEMENTS OF OPERATIONS DATA
NOTE 17:	SELECTED STATEMENTS OF OPERATIONS DATA

a.	Research and development expenses, net:

	Year ended December 31,
	2016	2017	2018

Total costs	$22,033	$37,522	$39,574
Less - capitalized software development costs	(5,545)	(5,567)	(5,160)

Research and development expenses, net	$16,488	$31,955	$34,414

b.	Financial income, net:

	Year ended December 31,
	2016	2017	2018
Financial income:
Interest	$784	$525	$181
Foreign currency translation	191	309	867
Derivatives gains	849	-	-

	1,824	834	1,048
Financial expenses:
Foreign currency translation, bank charges and other	1,021	1,990	1,059
Interest	270	1,688	3,225
Derivatives losses	-	166	755

	(1,291)	(3,844)	(5,039)

Financial income (expense), net	$533	$(3,010)	$(3,991)